Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments [Line Items]
Liability for Future Policy Benefits, Life	$ 20,688	$ 18,959
Effect of including interest rate and currency derivatives on borrowings and bank deposits	5,020	2,284
Reinsurance Recoverables	964	1,250
Loan Commitments By Notional Amount [Line Items]
Ordinary course of business lending commitments	3,239	4,253
Excluded investment commitments	835	1,214
Inventory financing arrangements excluded	15,041	13,502
Commercial [Member]
Loan Commitments By Notional Amount [Line Items]
Unused revolving credit lines	14,681	16,570
Commitments Associated with Secured Financing Arrangements	10,509	11,629
Maximum Commitments Associated with Secured Financing Arrangements	12,353	14,590
Consumer Principally Credit Cards [Member]
Loan Commitments By Notional Amount [Line Items]
Unused revolving credit lines	306,188	290,662
Loan Commitments By Notional Amount [Member]
Financial Instruments [Line Items]
Notional Amount Of Life Insurance Benefit Net	1,843	2,149
Carrying amount (net) [Member]
Financial Instruments [Line Items]
Loans	193,214	206,839
Other commercial mortgages	1,427	1,609
Loans held for sale	1,830	512
Other financial instruments	566	1,462
Borrowings and bank deposits	(349,041)	(370,326)
Investment contract benefits	(2,970)	(3,144)
Guaranteed investment contracts	(1,000)	(1,471)
Liability for Future Policy Benefits, Life	(90)	(108)
Estimate of Fair Value Measurement [Member]
Financial Instruments [Line Items]
Loans	197,833	211,137
Other commercial mortgages	1,508	1,619
Loans held for sale	1,855	512
Other financial instruments	786	1,952
Borrowings and bank deposits	(365,724)	(386,044)
Investment contract benefits	(3,565)	(3,644)
Guaranteed investment contracts	(1,031)	(1,459)
Liability for Future Policy Benefits, Life	$ (77)	$ (94)